J.P. Morgan Investment Management Inc.  522 Fifth Avenue, New York, NY  10036

Joseph J. Bertini                       Telephone 212 837-1883
Vice President                          Facsimile 212 837-1643
                                        bertini_joseph j @jpmorgan.com

J.P. MORGAN
INVESTMENT

October 4, 1999

VIA EDGAR

Office of Filings, Information and Consumer Services
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Ladies and Gentlemen:

     Re: The J.P. Morgan Funds (File Nos. 811-07340 and 033-54632); Amendment to
         Registration Statement on Form N-1A

         Pursuant to Rule 497(j) under the Securities Act 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectus and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of post-effective amendment no. 63 to the Registrant's registration statement on Form N-1A (File No. 033-54632) (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such registration statement filed electronically on September 28, 1999 (Accession No. 0001041455-99-000083).

         Please direct any comments or questions concerning this certification to the undersigned at (212) 837-1883.

Very truly yours,





By: /s/ Joseph J Bertini
Joseph J Bertini
Vice President and Assistant General Counsel